Contract Liabilities - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities [Line Items]
Revenue recognized from contract liabilities	€ 10.5	€ 0.4	€ 1.0